SUBSEQUENT EVENTS (Details) - CNY (¥)		12 Months Ended
	Jan. 08, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Value of shares to be issued		¥ 6,266,000
Offering
Disclosure of non-adjusting events after reporting period [line items]
Value of shares to be issued	¥ 500,000
Price per share	¥ 0.75
Registration period of offering	270 days
Discounts or brokerage fees associated with Offering	¥ 0